united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2015

Item 1. Schedule of Investments.

FVIT American Funds® Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)

Shares			Value
	VARIABLE INSURANCE TRUSTS- 91.6%
	DEBT FUND - 30.0%
3,897,262	American Funds Insurance Series - Bond Fund - Class 1		$ 43,922,147

	EQUITY FUNDS - 61.6%
2,020,496	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1		29,802,322
1,103,312	American Funds Insurance Series - Global Growth and Income Fund - Class 1		14,552,687
165,720	American Funds Insurance Series - Growth Fund - Class 1		13,840,936
592,673	American Funds Insurance Series - Growth-Income Fund - Class 1		31,808,772
			90,004,717
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $130,813,347)		133,926,864

	SHORT-TERM INVESTMENTS - 4.5%
	MONEY MARKET FUND - 4.5%
6,643,610	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (a)(Cost - $6,643,610)		6,643,610

	TOTAL INVESTMENTS - 96.1% (Cost - $137,456,957)(b)		$ 140,570,474
	OTHER ASSETS LESS LIABILITIES - NET - 3.9%		5,638,691
	TOTAL NET ASSETS - 100.0%		$ 146,209,165

(a)	Money market rate shown represents the rate at March 31, 2015.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $137,503,828
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 3,066,646
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ 3,066,646

Contracts	OPEN SHORT FUTURES CONTRACTS		Unrealized Appreciation/ (Depreciation)
3	MSCI EAFE Index Mini Future June 2015
	(Underlying Face Amount at Value $274,485)		$ 3,495
4	MSCI Emerging Market E-Mini Future June 2015
	(Underlying Face Amount at Value $194,480)		(3,880)
12	S&P 500 E-Mini June 2015
	(Underlying Face Amount at Value $1,236,450)		(7,000)
1	S&P Midcap 400 E-Mini Future June 2015
	(Underlying Face Amount at Value $151,980)		(2,320)

	NET UNREALIZED DEPRECIATION OF OPEN SHORT FUTURES CONTRACTS		$ (9,705)

FVIT BlackRock Global Allocation Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)

Shares			Value
VARIABLE INSURANCE TRUSTS - 95.0%
ASSET ALLOCATION FUND - 95.0%
11,750,538	BlackRock Global Allocation V.I. Fund - Class 1 (Cost - $206,595,382)		$ 195,998,974

SHORT-TERM INVESTMENTS - 0.3%
MONEY MARKET FUND - 0.3%
550,806	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (a)(Cost - $550,806)		550,806

	TOTAL INVESTMENTS - 95.3% (Cost - $207,146,188)(b)		$ 196,549,780
	OTHER ASSETS LESS LIABILITIES -NET - 4.7%		9,723,567
	TOTAL NET ASSETS - 100.0%		$ 206,273,347

(a)	Money market rate shown represents the rate at March 31, 2015.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $207,146,188 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	(10,596,408)
		Net Unrealized Depreciation:	$ (10,596,408)

Contracts	OPEN SHORT FUTURES CONTRACTS		Unrealized Appreciation/ (Depreciation)
1	MSCI EAFE Index Mini Future June 2015
	(Underlying Face Amount at Value $91,495)		$ 1,135
2	MSCI Emerging Market E-Mini Future June 2015
	(Underlying Face Amount at Value $97,240)		(1,960)
1	S&P 500 E-Mini June 2015
	(Underlying Face Amount at Value $103,038)		(638)

	NET UNREALIZED DEPRECIATION ON OPEN SHORT FUTURES CONTRACTS		$ (1,463)

FVIT WMC Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)
Shares		Value
	COMMON STOCKS - 59.3%
	ADVERTISING - 0.1%
10,429	The Interpublic Group of Cos., Inc.	$ 230,689

	AEROSPACE/DEFENSE - 1.5%
4,832	The Boeing Co.	725,187
3,070	General Dynamics Corp.	416,691
2,637	Lockheed Martin Corp.	535,205
5,378	United Technologies Corp.	630,302
		2,307,385
	AGRICULTURE - 0.7%
20,954	Altria Group, Inc.	1,048,119

	AIRLINES - 0.1%
1,230	American Airlines Group, Inc.	64,919
1,550	United Continental Holdings, Inc. *	104,238
		169,157
	APPAREL - 0.1%
3,060	VF Corp.	230,449

	BANKS - 4.2%
42,049	Citigroup, Inc.	2,166,364
17,300	Citizens Financial Group, Inc.	417,449
3,679	Northern Trust Corp.	256,242
15,700	The PNC Financial Services Group, Inc.	1,463,868
42,729	Wells Fargo & Co.	2,324,458
		6,628,381
	BEVERAGES - 1.8%
6,472	Anheuser-Busch InBev - ADR	789,002
21,453	The Coca-Cola Co.	869,919
3,317	Dr. Pepper Snapple Group, Inc.	260,318
5,092	Monster Beverage Corp. *	704,707
2,689	PepsiCo, Inc.	257,122
		2,881,068
	BIOTECHNOLOGY - 0.8%
1,307	Achillion Pharmaceuticals, Inc. *	12,887
491	Alnylam Pharmaceuticals, Inc. *	51,270
9,400	Arena Pharmaceuticals, Inc. *	41,078
4,524	BioCryst Pharmaceuticals, Inc. *	40,852
3,289	Gilead Sciences, Inc. *	322,750
2,840	GlycoMimetics, Inc. *	23,629
190	Incyte Corp Ltd. *	17,415
185	Karyopharm Therapeutics, Inc. *	5,663
4,641	Novavax, Inc. *	38,381
782	PTC Therapeutics, Inc. *	47,585
83	Puma Biotechnology, Inc. *	19,597
1,118	Regeneron Pharmaceuticals, Inc. *	504,755
1,170	Ultragenyx Pharmaceutical, Inc. *	72,645
		1,198,507
	BUILDING MATERIALS - 0.3%
5,441	Boise Cascade Co. *	203,820
5,250	CRH PLC - ADR	137,498
40	Martin Marietta Materials, Inc.	5,592
5,000	Summit Materials, Inc. *	110,750
70	Vulcan Materials Co.	5,901
		463,561
	CHEMICALS - 1.0%
3,561	Cabot Corp.	160,245
6,013	Celanese Corp.	335,886
4,432	The Dow Chemical Co.	212,647
2,401	LyondellBasell Industries	210,808
5,000	The Mosaic Co.	230,300
1,437	The Sherwin-Williams Co.	408,826
		1,558,712
	COAL - 0.1%
4,437	CONSOL Energy, Inc.	123,748

	COMMERCIAL SERVICES - 1.2%
4,568	Automatic Data Processing, Inc.	391,204
2,905	Equifax, Inc.	270,165
2,765	EVERTEC, Inc.	60,443
2,509	Global Payments, Inc.	230,025
3,406	Heartland Payment Systems, Inc.	159,571
2,932	ManpowerGroup, Inc.	252,592
1,130	McGraw Hill Financial, Inc.	116,842
4,128	TriNet Group, Inc. *	145,429
3,125	WEX, Inc. *	335,500
		1,961,771
	COMPUTERS - 4.9%
5,987	Accenture PLC - Cl. A	560,922
45,649	Apple, Inc.	5,680,105
7,304	Cognizant Technology Solutions Corp. - Cl. A *	455,697
24,756	Genpact Ltd. *	575,577
3,851	Western Digital Corp.	350,480
		7,622,781
	COSMETICS/PERSONAL CARE - 1.0%
26,120	Avon Products, Inc.	208,699
26,113	Coty, Inc. - Cl. A	633,763
8,569	The Estee Lauder Cos., Inc.	712,598
		1,555,060
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
2,727	Ameriprise Financial, Inc.	356,801
871	BlackRock, Inc. - Cl. A	318,647
3,345	Invesco Ltd.	132,763
4,200	Janus Capital Group, Inc.	72,198
3,280	Legg Mason, Inc.	181,056
414	Moelis & Co. - Cl. A	12,470
2,225	Raymond James Financial, Inc.	126,335
42,185	Santander Consumer USA Holdings, Inc.	976,161
16,882	Visa, Inc. - Cl. A	1,104,252
6,794	WisdomTree Investments, Inc.	145,799
		3,426,482
	ELECTRIC - 2.5%
4,914	Ameren Corp.	207,371
1,240	American Electric Power Co., Inc.	69,750
6,075	Dominion Resources, Inc.	430,535
1,861	DTE Energy Co.	150,164
9,889	Duke Energy Corp.	759,277
5,093	Edison International	318,160
3,848	Eversource Energy	194,401
7,598	Exelon Corp.	255,369
1,250	FirstEnergy Corp.	43,825
3,254	ITC Holdings Corp.	121,797
7,591	NextEra Energy, Inc.	789,844
1,724	NRG Energy, Inc.	43,428
5,158	PG&E Corp.	273,735
1,702	Pinnacle West Capital Corp.	108,502
2,633	Public Service Enterprise Group, Inc.	110,375
		3,876,533
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
2,640	AMETEK, Inc.	138,706
2,005	Energizer Holdings, Inc.	276,790
1,230	SunPower Corp. *	38,511
		454,007
	ELECTRONICS - 1.0%
3,775	Agilent Technologies, Inc.	156,851
790	Arrow Electronics, Inc. *	48,308
8,455	Honeywell International, Inc.	881,941
2,842	Thermo Fisher Scientific, Inc.	381,794
		1,468,894
	ENERGY - ALTERNATE SOURCES - 0.1%
1,962	First Solar, Inc. *	117,308

	ENGINEERING & CONSTRUCTION - 0.0% **
1,165	AECOM *	35,905

	ENTERTAINMENT - 0.0% **
1,000	DreamWorks Animation SKG, Inc. *	24,200
2,042	National CineMedia, Inc.	30,834
		55,034
	FOOD - 1.2%
37,672	Mondelez International, Inc. - Cl. A	1,359,582
7,997	Post Holdings, Inc. *	374,579
16,023	SunOpta, Inc. *	170,164
		1,904,325
	FOREST PRODUCTS & PAPER - 0.3%
8,244	International Paper Co.	457,460

	HEALTHCARE-PRODUCTS - 2.0%
25,218	Medtronic, Inc.	1,966,752
2,336	Ocular Therapeutix, Inc. *	98,077
10,333	St. Jude Medical, Inc.	675,778
4,324	Stryker Corp.	398,889
		3,139,496
	HEALTHCARE-SERVICES - 1.6%
7,598	Aetna, Inc.	809,415
4,001	Cigna Corp.	517,889
9,334	HCA Holdings, Inc. *	702,197
4,089	UnitedHealth Group, Inc.	483,688
		2,513,189
	HOME FURNISHINGS - 0.2%
1,839	Whirlpool Corp.	371,588

	HOUSEHOLD PRODUCTS/WARES - 0.1%
1,910	Church & Dwight Co., Inc.	163,152

	INSURANCE - 3.4%
5,959	The Allstate Corp.	424,102
22,476	American International Group, Inc.	1,231,460
16,697	Assured Guaranty Ltd.	440,634
15,786	The Hartford Financial Services Group, Inc.	660,171
17,018	Marsh & McLennan Cos., Inc.	954,540
11,019	Principal Financial Group, Inc.	566,046
5,911	Prudential Financial, Inc.	474,712
15,300	XL Group PLC	563,040
		5,314,705
	INTERNET - 2.9%
3,120	Amazon.com, Inc. *	1,160,952
9,518	Facebook, Inc. - Cl. A *	782,522
4,224	Google, Inc. - Cl. A *	2,343,053
460	Netflix, Inc. *	191,677
		4,478,204
	IRON/STEEL - 0.1%
870	Nucor Corp.	41,351
1,360	Reliance Steel & Aluminum Co.	83,069
		124,420
	LEISURE TIME - 0.5%
4,033	Arctic Cat, Inc.	146,479
9,680	Harley-Davidson, Inc.	587,963
2,541	Norwegian Cruise Line Holdings Ltd. *	137,239
		871,681
	LODGING - 0.3%
1,988	Las Vegas Sands Corp.	109,420
4,195	Wyndham Worldwide Corp.	379,522
		488,942
	MACHINERY - CONSTRUCTION/MINING - 0.1%
1,360	Caterpillar, Inc.	108,841

	MEDIA - 2.3%
5,081	Charter Communications, Inc. *	981,192
25,666	Comcast Corp.	1,449,359
3,333	Markit Ltd. *	89,658
8,020	Nielsen	357,451
15,189	Twenty-First Century Fox, Inc.	513,996
1,260	The Walt Disney Co.	132,161
		3,523,817
	MINING - 0.1%
7,301	Luxfer Holdings PLC - ADR	97,614

	MISCELLANEOUS MANUFACTURING - 1.8%
13,217	Danaher Corp.	1,122,123
3,315	Dover Corp.	229,133
5,839	Eaton Corp. PLC	396,702
7,006	Illinois Tool Works, Inc.	680,563
6,647	Pentair - PLC	418,030
		2,846,551
	OIL & GAS - 2.9%
5,225	Anadarko Petroleum Corp.	432,682
5,809	Chevron Corp.	609,829
47,664	Cobalt International Energy, Inc. *	448,518
1,920	Concho Resources, Inc. *	222,566
5,242	Exxon Mobil Corp.	445,570
20,190	Laredo Petroleum, Inc. *	263,278
4,600	Marathon Oil Corp.	120,106
7,140	Oasis Petroleum, Inc. *	101,531
11,537	Patterson-UTI Energy, Inc.	216,607
3,868	Pioneer Natural Resources Co.	632,457
8,020	Southwestern Energy Co. *	185,984
7,653	Valero Energy Corp.	486,884
10,701	Whiting Petroleum Corp. *	330,661
		4,496,673
	OIL & GAS SERVICES - 0.3%
1,014	Baker Hughes, Inc.	64,470
6,937	Halliburton Co.	304,396
2,820	Superior Energy Services, Inc.	62,999
6,240	Tesco Corp.	70,949
		502,814
	PACKAGING & CONTAINERS - 0.4%
6,729	Ball Corp.	475,337
5,882	Owens-Illinois, Inc. *	137,168
		612,505
	PHARMACEUTICALS - 4.5%
6,384	Abbott Laboratories	295,771
4,046	Actavis PLC *	1,204,171
783	Aerie Pharmaceuticals, Inc. *	24,539
5,568	Alkermes PLC *	339,481
6,882	AstraZeneca PLC - ADR	470,935
19,409	Bristol-Myers Squibb Co.	1,251,880
3,723	Cardinal Health, Inc.	336,075
3,910	Dicerna Pharmaceuticals, Inc. *	93,957
5,591	Ironwood Pharmaceuticals, Inc. - Cl. A *	89,456
7,717	Johnson & Johnson	776,330
3,083	McKesson Corp.	697,375
19,054	Merck & Co., Inc.	1,095,224
1,062	Otonomy, Inc. *	37,552
1,855	Regulus Therapeutics, Inc. *	31,424
1,037	Relypsa, Inc. *	37,405
1,154	TESARO, Inc. *	66,240
1,321	Tetraphase Pharmaceuticals, Inc. *	48,401
7,619	Trevena, Inc. *	49,676
		6,945,892
	PIPELINES - 0.7%
14,731	Enbridge, Inc.	714,453
4,161	Kinder Morgan, Inc.	175,012
910	ONEOK, Inc.	43,898
1,726	The Williams Cos., Inc.	87,318
		1,020,681
	REAL ESTATE INVESTMENT TRUSTS - 2.0%
6,295	American Tower Corp.	592,674
4,435	AvalonBay Communities, Inc.	772,799
3,520	Health Care REIT, Inc.	272,307
1,200	InfraREIT, Inc. *	34,308
2,025	Public Storage	399,208
1,784	Simon Property Group, Inc.	349,022
3,538	SL Green Realty Corp.	454,208
7,181	Weyerhaeuser Co.	238,050
		3,112,576
	RETAIL - 4.2%
5,288	Advance Auto Parts, Inc.	791,561
415	Chipotle Mexican Grill, Inc. *	269,974
9,479	CVS Health Corp.	978,328
3,580	L Brands, Inc.	337,558
20,196	Lowe's Cos., Inc.	1,502,380
5,979	McDonald's Corp.	582,594
1,721	Nu Skin Enterprises, Inc.	103,621
2,347	Ross Stores, Inc.	247,280
4,359	Signet Jewelers Ltd.	604,986
5,277	Starbucks Corp.	499,732
8,062	Walgreen Boots Alliance, Inc.	682,690
		6,600,704
	SEMICONDUCTORS - 1.4%
1,000	Analog Devices, Inc.	63,000
11,285	Applied Materials, Inc.	254,590
17,643	Freescale Semiconductor Ltd. *	719,129
28,793	Intel Corp.	900,357
1,690	Linear Technology Corp.	79,092
1,580	Microchip Technology, Inc.	77,262
1,000	SunEdison Semiconductor Ltd. *	25,820
		2,119,250
	SOFTWARE - 0.1%
1,489	Envestnet, Inc. *	83,503
400	MSCI, Inc.	24,524
		108,027
	TELECOMMUNICATIONS - 1.2%
69,649	Cisco Systems, Inc.	1,917,089

	TEXTILES - 0.3%
2,650	Mohawk Industries, Inc. *	492,237

	TRANSPORTATION - 0.5%
2,980	CSX Corp.	98,698
1,150	Echo Global Logistics, Inc. *	31,349
1,653	FedEx Corp.	273,489
370	Genesee & Wyoming, Inc. *	35,683
302	JB Hunt Transport Services, Inc.	25,789
547	Kansas City Southern	55,838
2,330	Landstar System, Inc.	154,479
2,502	Swift Transportation Co. - Cl. A *	65,102
		740,427

	TOTAL COMMON STOCKS (Cost - $86,258,900)	92,486,411

	EXCHANGE TRADED FUND - 2.6%
	EQUITY FUND - 2.6%
19,753	SPDR S&P 500 ETF Trust (Cost - $3,937,314)	4,077,612

	PREFERRED STOCK - 0.1%
	TELECOMMUNICATIONS - 0.1%
3,000	Verizon Communications, Inc. * (Cost $75,000)	81,150

Principal Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 2.1%
$ 101,000	Ally Master Owner Trust	1.3300	3/15/2019	101,405
100,000	Ally Master Owner Trust	1.6000	10/15/2019	100,454
116,000	AmeriCredit Automobile Receivables Trust 2013-5	1.5200	1/8/2019	116,339
55,000	AmeriCredit Automobile Receivables Trust 2014-1	0.9000	2/8/2019	54,966
60,000	AmeriCredit Automobile Receivables Trust 2014-1	2.1500	3/9/2020	59,929
45,000	AmeriCredit Automobile Receivables Trust 2014-2	1.6000	7/8/2019	44,981
100,000	CarMax Auto Owner Trust 2013-4	1.9500	9/16/2019	100,072
150,000	Cent CLO 20 Ltd. (a)^	1.7361	1/25/2026	149,470
250,000	Cent CLO 23 Ltd. (a)^	1.7602	4/17/2026	250,000
75,000	DB Master Finance LLC 2015-1 (a)	3.2620	2/20/2045	75,725
65,000	First Investors Auto Owner Trust 2014-3 (a)	1.6700	11/16/2020	65,121
100,000	Ford Credit Auto Owner Trust 2012-A	1.8800	8/15/2017	100,961
100,000	Ford Credit Auto Owner Trust 2014-A	1.9000	9/15/2019	101,154
100,000	Ford Credit Floorplan Master Owner Trust A (a)	2.0900	3/15/2022	100,124
100,000	Ford Credit Floorplan Master Owner Trust A	2.3100	2/15/2021	100,722
100,000	Hyundai Auto Receivables Trust 2013-A	1.1300	9/17/2018	99,969
60,000	Hyundai Auto Receivables Trust 2013-B	1.4500	2/15/2019	60,135
91,000	Hyundai Auto Receivables Trust 2013-B	1.7100	2/15/2019	91,165
57,000	Hyundai Auto Receivables Trust 2014-B	2.1000	11/15/2019	57,318
250,000	Madison Park Funding XV Ltd. (a)^	2.6140	1/27/2026	250,967
250,000	Magnetite XII Ltd. (a)^	1.8167	4/15/2027	250,171
100,000	Prestige Auto Receivables Trust 2014-1 (a)	1.9100	4/15/2020	100,040
70,000	Santander Drive Auto Receivables Trust	1.9400	3/15/2018	70,420
45,000	Santander Drive Auto Receivables Trust 2013-2	2.5700	3/15/2019	45,905
35,000	Santander Drive Auto Receivables Trust 2013-5	2.2500	6/17/2019	35,394
35,000	Santander Drive Auto Receivables Trust 2014-1	2.3600	4/15/2020	35,281
75,000	Santander Drive Auto Receivables Trust 2014-2	1.6200	2/15/2019	75,165
35,000	Santander Drive Auto Receivables Trust 2014-4	1.8200	5/15/2019	35,053
80,000	Santander Drive Auto Receivables Trust 2015-1	1.9700	11/15/2019	80,410
165,000	Springleaf Funding Trust 2015-A (a)	3.1600	11/15/2024	166,564
250,000	Voya CLO 2014-2 Ltd. (a)^	1.7066	7/17/2026	249,676
35,000	Westlake Automobile Receivables Trust 2014-2 (a)	0.9700	10/16/2017	35,000
	TOTAL ASSET BACKED SECURITIES (Cost - $3,246,412)			3,260,056

	CORPORATE BONDS - 3.9%
	AEROSPACE/DEFENSE - 0.1%
50,000	Lockheed Martin Corp.	6.1500	9/1/2036	66,064

	AUTO MANUFACTURERS - 0.1%
100,000	Ford Motor Credit Co. LLC	6.6250	8/15/2017	111,056
100,000	Nissan Motor Acceptance Corp. (a)	2.6500	9/26/2018	103,006
				214,062
	BANKS - 0.9%
160,000	Bank of America Corp.	4.2000	8/26/2024	165,531
100,000	Barclays Bank PLC	5.1400	10/14/2020	111,102
150,000	BB&T Corp.	2.4500	1/15/2020	152,588
50,000	BNP Paribas SA	2.3750	9/14/2017	50,966
100,000	Capital One Financial Corp.	3.2000	2/5/2025	99,170
50,000	Citigroup, Inc.	4.0500	7/30/2022	52,454
55,000	Citigroup, Inc.	5.5000	9/13/2025	62,337
50,000	Credit Suisse	5.4000	1/14/2020	56,359
45,000	Deutsche Bank AG	3.7000	5/30/2024	46,127
55,000	The Goldman Sachs Group, Inc.	4.8000	7/8/2044	61,082
50,000	The Goldman Sachs Group, Inc.	6.7500	10/1/2037	65,653
60,000	HSBC Holdings PLC	4.0000	3/30/2022	64,541
110,000	Morgan Stanley	3.8750	4/29/2024	115,674
50,000	The PNC Financial Services Group, Inc.	3.9000	4/29/2024	52,378
150,000	Wells Fargo & Co.	3.0000	2/19/2025	150,645
35,000	Wells Fargo & Co.	4.1000	6/3/2026	36,927
				1,343,534
	BIOTECHNOLOGY - 0.1%
50,000	Celgene Corp.	3.6250	5/15/2024	51,964
20,000	Gilead Sciences, Inc.	3.5000	2/1/2025	21,091
10,000	Gilead Sciences, Inc.	4.5000	2/1/2045	11,044
				84,099
	CHEMICALS - 0.1%
55,000	Agrium, Inc.	7.1250	5/23/2036	73,744
50,000	LYB International Finance BV	4.8750	3/15/2044	53,708
40,000	Monsanto Co.	3.3750	7/15/2024	41,582
				169,034
	COMMERCIAL SERVICES - 0.0% **
50,000	ERAC USA Finance, LLC (a)	3.3000	10/15/2022	50,837

	COMPUTERS - 0.1%
65,000	EMC Corp.	2.6500	6/1/2020	66,750
60,000	Hewlett-Packard Co.	4.0500	9/15/2022	63,274
				130,024
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
50,000	American Express Co.	1.5500	5/22/2018	49,994
80,000	General Electric Capital Corp.	6.8750	1/10/2039	115,082
15,000	Synchrony Financial	2.7000	2/3/2020	15,065
30,000	Synchrony Financial	3.7500	8/15/2021	31,110
				211,251
	ELECTRIC - 0.2%
60,000	Consolidated Edison Co. of New York, Inc.	4.6250	12/1/2054	67,379
50,000	Duke Energy Corp.	3.7500	4/15/2024	53,521
10,000	Eversource Energy	3.1500	1/15/2025	10,099
75,000	Pacific Gas & Electric Co.	3.4000	8/15/2024	78,182
50,000	PPL Capital Funding, Inc.	3.5000	12/1/2022	52,117
				261,298
	ENGINEERING & CONSTRUCTION - 0.0% **
50,000	SBA Tower Trust (a)	2.8980	10/15/2019	50,608

	FOOD - 0.0% **
15,000	The JM Smucker Co. (a)	3.0000	3/15/2022	15,225
25,000	The JM Smucker Co. (a)	3.5000	3/15/2025	25,700
15,000	Tyson Foods, Inc.	2.6500	8/15/2019	15,359
				56,284
	GAS - 0.1%
125,000	Dominion Gas Holdings LLC	3.6000	12/15/2024	131,164

	HEALTHCARE-PRODUCTS - 0.1%
55,000	Medtronic, Inc. (a)	3.5000	3/15/2025	57,497
30,000	Medtronic, Inc. (a)	4.3750	3/15/2035	32,623
				90,120
	HEALTHCARE-SERVICES - 0.2%
75,000	Anthem, Inc.	3.5000	8/15/2024	76,890
100,000	The City of Hope	5.6230	11/15/2043	124,367
25,000	Dignity Health	3.8120	11/1/2024	26,244
15,000	Memorial Sloan-Kettering Cancer Center	4.2000	7/1/2055	15,195
35,000	The New York and Presbyterian Hospital	4.0240	8/1/2045	34,941
80,000	Trinity Health Corp.	4.1250	12/1/2045	81,782
				359,419
	INSURANCE - 0.2%
75,000	ACE INA Holdings, Inc.	3.3500	5/15/2024	78,238
45,000	American International Group, Inc.	3.8750	1/5/2035	45,225
50,000	American International Group, Inc.	4.8750	6/1/2022	56,823
50,000	The Hartford Financial Services Group, Inc.	5.5000	3/30/2020	57,405
				237,691
	INTERNET - 0.1%
75,000	Amazon.com, Inc.	4.8000	12/5/2034	82,250

	MEDIA - 0.2%
50,000	21st Century Fox America, Inc.	3.7000	9/15/2024	52,880
30,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	3.9500	1/15/2025	30,908
100,000	NBCUniversal Media, LLC	2.8750	1/15/2023	101,575
50,000	Time Warner, Inc.	4.8750	3/15/2020	55,957
50,000	Viacom, Inc.	4.2500	9/1/2023	52,825
				294,145
	MINING - 0.0% **
50,000	Barrick Gold Corp.	3.8500	4/1/2022	48,893

	MISCELLANEOUS MANUFACTURING - 0.1%
10,000	Parker-Hannifin Corp.	4.4500	11/21/2044	11,180
50,000	Pentair Finance SA	3.1500	9/15/2022	49,608
				60,788
	OIL & GAS - 0.4%
105,000	BP Capital Markets PLC	2.3150	2/13/2020	105,881
75,000	BP Capital Markets PLC	3.5060	3/17/2025	76,497
50,000	Cenovus Energy, Inc.	3.8000	9/15/2023	49,645
70,000	ConocoPhillips Co.	2.8750	11/15/2021	71,781
50,000	Encana Corp.	6.5000	5/15/2019	57,441
50,000	Marathon Oil Corp.	5.9000	3/15/2018	55,371
20,000	Phillips 66	4.8750	11/15/2044	21,419
50,000	Rowan Cos., Inc.	4.7500	1/15/2024	47,316
60,000	Suncor Energy, Inc.	3.6000	12/1/2024	61,205
50,000	Talisman Energy, Inc.	6.2500	2/1/2038	54,063
				600,619
	PHARMACEUTICALS - 0.4%
70,000	Actavis Funding SCS	3.8000	3/15/2025	72,242
50,000	Actavis Funding SCS	3.8500	6/15/2024	51,647
35,000	Cardinal Health, Inc.	4.5000	11/15/2044	37,007
95,000	EMD Finance LLC (a)	2.9500	3/19/2022	96,114
135,000	EMD Finance LLC (a)	3.2500	3/19/2025	136,696
60,000	Express Scripts Holding Co.	3.5000	6/15/2024	61,771
150,000	Merck & Co., Inc.	2.7500	2/10/2025	149,879
				605,356
	PIPELINES - 0.1%
50,000	DCP Midstream LLC (a)	5.3500	3/15/2020	48,807
30,000	Enterprise Products Operating LLC	5.1000	2/15/2045	33,610
100,000	Phillips 66 Partners LP	3.6050	2/15/2025	100,168
				182,585
	REAL ESTATE - 0.1%
85,000	Scentre Group Trust 1 / Scentre Group Trust 2 (a)	2.3750	11/5/2019	85,882

	REAL ESTATE INVESTMENT TRUSTS - 0.1%
75,000	American Tower Corp.	3.4500	9/15/2021	76,557
50,000	AvalonBay Communities, Inc.	2.9500	9/15/2022	49,969
75,000	HCP, Inc.	3.8750	8/15/2024	76,215
				202,741
	RETAIL - 0.1%
50,000	AutoZone, Inc.	2.8750	1/15/2023	49,297
50,000	CVS Health Corp.	4.0000	12/5/2023	54,200
100,000	The Home Depot, Inc.	2.0000	6/15/2019	101,757
				205,254
	TELECOMMUNICATIONS - 0.1%
59,000	Verizon Communications, Inc. (a)	4.5220	9/15/2048	58,732
4,000	Verizon Communications, Inc.	6.4000	9/15/2033	4,993
				63,725
	TOYS/GAMES/HOBBIES - 0.0% **
50,000	Mattel, Inc.	2.3500	5/6/2019	49,870

	TRANSPORTATION - 0.0% **
50,000	FedEx Corp.	8.0000	1/15/2019	60,626

	TRUCKING & LEASING - 0.0% **
50,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	4.8750	7/11/2022	54,093

	TOTAL CORPORATE BONDS (Cost $5,909,366)			6,052,316

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%
130,000	COMM 2013-CCRE8 Mortgage Trust	3.3340	6/10/2046	136,842
31,672	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8	5.3990	5/15/2045	33,002
85,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19^	5.6939	2/12/2049	91,533
114,836	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20^	5.7940	2/12/2051	123,983
100,000	LB-UBS Commercial Mortgage Trust 2006-C6	5.3720	9/15/2039	104,997
14,835	LB-UBS Commercial Mortgage Trust 2008-C1^	6.1470	4/15/2041	16,264
85,000	ML-CFC Commercial Mortgage Trust 2007-7^	5.7355	6/12/2050	91,661
120,000	ML-CFC Commercial Mortgage Trust 2007-9	5.7000	9/12/2049	128,650
100,000	SFAVE Commerical Mortgage Securities Trust 2015-5AVE (a)^	4.1440	1/5/2035	104,442
97,151	Wachovia Bank Commercial Mortgage Trust Series 2006-C29	5.3080	11/15/2048	102,026
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $936,826)			933,400

	MORTGAGE BACKED SECURITIES - 9.6%
	FEDERAL HOME LOAN MORTGAGE CORP. - 1.6%
100,000	Freddie Mac +	2.5000	4/1/2030	102,531
200,000	Freddie Mac +	3.0000	4/1/2030	209,406
400,000	Freddie Mac +	3.0000	4/15/2044	408,062
475,000	Freddie Mac +	3.5000	4/15/2045	497,813
525,000	Freddie Mac +	4.0000	4/15/2044	560,766
175,000	Freddie Mac +	4.5000	4/1/2044	190,589
50,000	Freddie Mac +	5.0000	4/1/2044	55,442
50,000	Freddie Mac +	5.5000	4/1/2044	56,102
35,269	Freddie Mac Gold Pool	2.5000	10/1/2028	36,232
21,002	Freddie Mac Gold Pool	3.0000	9/1/2028	22,013
63,512	Freddie Mac Gold Pool	3.0000	2/1/2043	64,965
195,123	Freddie Mac Gold Pool	3.5000	11/1/2034	205,838
57,066	Freddie Mac Gold Pool	3.5000	10/1/2043	59,867
46,852	Freddie Mac Gold Pool	4.0000	8/1/2044	50,050
				2,519,676
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.5%
325,000	Fannie Mae +	2.5000	4/1/2030	333,785
475,000	Fannie Mae +	3.0000	4/1/2027	497,934
3,775,000	Fannie Mae +	3.0000	4/1/2045	3,859,348
200,000	Fannie Mae +	3.5000	4/15/2029	212,188
2,275,000	Fannie Mae +	3.5000	4/1/2043	2,389,461
100,000	Fannie Mae +	4.0000	4/16/2030	105,687
875,000	Fannie Mae +	4.0000	4/1/2041	935,566
675,000	Fannie Mae +	4.5000	4/1/2035	736,383
375,000	Fannie Mae +	5.0000	4/25/2035	416,982
300,000	Fannie Mae +	5.5000	4/1/2041	338,016
75,000	Fannie Mae +	6.0000	4/1/2042	85,559
47,491	Fannie Mae Pool	2.5000	4/1/2028	48,870
33,874	Fannie Mae Pool	3.0000	10/1/2028	35,550
120,991	Fannie Mae Pool	3.0000	7/1/2043	123,898
83,084	Fannie Mae Pool	4.0000	11/1/2043	88,827
				10,208,054
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.5%
350,000	Ginnie Mae +	3.0000	4/15/2030	360,384
675,000	Ginnie Mae +	3.5000	4/1/2045	710,253
425,000	Ginnie Mae +	4.0000	4/15/2045	452,808
350,000	Ginnie Mae +	4.5000	4/1/2044	380,297
50,000	Ginnie Mae +	5.0000	4/1/2045	55,721
100,000	Ginnie Mae +	5.0000	4/15/2045	109,390
77,709	Ginnie Mae II Pool	3.0000	12/20/2042	80,181
93,497	Ginnie Mae II Pool	3.5000	7/20/2043	98,659
49,277	Ginnie Mae II Pool	4.0000	12/20/2044	52,603
				2,300,296
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $14,892,066)			15,028,026

	MUNICIPAL SECURITIES - 0.5%
75,000	Bay Area Toll Authority	7.0430	4/1/2050	112,848
90,000	Chicago O'Hare International Airport	6.3950	1/1/2040	121,841
35,000	Chicago Transit Authority	6.8990	12/1/2040	45,118
120,000	Long Island Power Authority	3.8830	9/1/2024	124,741
60,000	Los Angeles Community College District	6.6000	8/1/2042	85,766
100,000	Port Authority of New York & New Jersey	5.6470	11/1/2040	127,807
85,000	Regents of the University of California Medical Center Pooled Revenue	6.5830	5/15/2049	116,039
35,000	State of California	7.6000	11/1/2040	55,106
25,000	State of Illinois	5.1000	6/1/2033	25,288
35,000	University of California	3.9310	5/15/2045	35,734
	TOTAL MUNICIPAL SECURITIES (Cost - $826,810)			850,288

	U.S. TREASURY SECURITIES - 16.7%
2,290,000	United States Treasury Bond	3.3750	5/15/2044	2,682,698
395,000	United States Treasury Bond	3.6250	8/15/2043	482,702
85,000	United States Treasury Bond	3.7500	11/15/2043	106,184
2,340,000	United States Treasury Note	0.5000	1/31/2017	2,340,183
990,300	United States Treasury Note	0.6250	9/30/2017	987,747
2,550,000	United States Treasury Note	0.6250	11/30/2017	2,539,242
3,080,000	United States Treasury Note	0.7500	10/31/2017	3,079,760
3,200,000	United States Treasury Note	0.7500	12/31/2017	3,194,000
160,000	United States Treasury Note	0.8750	4/30/2017	160,912
3,755,000	United States Treasury Note	1.3750	7/31/2018	3,798,708
1,365,000	United States Treasury Note	1.5000	11/30/2019	1,375,450
1,435,000	United States Treasury Note	2.2500	11/15/2024	1,475,247
1,770,000	United States Treasury Note	2.3750	7/31/2017	1,839,970
1,367,400	United States Treasury Note	2.3750	8/15/2024	1,421,455
545,000	United States Treasury Note	2.6250	11/15/2020	577,402
	TOTAL U.S. TREASURY SECURITIES (Cost - $25,686,187)			26,061,660
Shares
	SHORT-TERM INVESTMENT - 11.1%
	MONEY MARKET FUND - 11.1%
17,255,062	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (b) (Cost - $17,255,062)			17,255,062

	TOTAL INVESTMENTS - 106.5% (Cost - $159,023,943)(c)			$ 166,085,981
	OTHER ASSETS LESS LIABILITIES - NET - (6.5)%			(10,107,566)
	TOTAL NET ASSETS - 100.0%			$ 155,978,415

* Non-income producing security.
** Represents less than 0.01%
+ All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
^ Variable rate security.
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2015, this security amounted to $2,613,121 or 1.7% of net assets.
(b) Money market rate shown represents the rate at March 31, 2015.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $159,216,598 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		$ 7,617,514
		Unrealized Depreciation:		(748,131)
	Net Unrealized Appreciation:			$ 6,869,383

Contracts		Unrealized Appreciation/ (Depreciation)
OPEN SHORT FUTURES CONTRACTS
1	MSCI Emerging Market June 2015
	(Underlying Face Amount at Value $48,620)	$ (2,330)

OPEN LONG FUTURES CONTRACTS
8	S&P Midcap 400 Mini June 2015
	(Underlying Face Amount at Value $1,215,840)	27,085
3	MSCI EAFE Index Mini Future June 2015
	(Underlying Face Amount at Value $274,485)	4,560
29	S&P 500 E-Mini June 2015
	(Underlying Face Amount at Value $2,988,088)	20,328
51,973

	TOTAL UNREALIZED APPRECIATION ON OPEN FUTURES CONTRACTS	$ 49,643

FVIT Balanced Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUNDS - 95.1%
	DEBT FUNDS - 47.8%
154,201	iShares Core U.S. Aggregate Bond ETF		$ 17,182,617
119,279	iShares Floating Rate Bond ETF		6,040,289
55,490	iShares Intermediate Credit Bond ETF		6,141,078
			29,363,984
	EQUITY FUNDS - 47.3%
94,280	iShares Core S&P 500 ETF		19,594,212
17,307	iShares Core S&P Mid-Cap ETF		2,630,318
62,980	iShares MSCI EAFE ETF		4,041,427
22,561	iShares Russell 2000 ETF		2,805,460
			29,071,417
	TOTAL EXCHANGE TRADED FUNDS (Cost - $56,759,104)		58,435,401

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
1,457,622	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (a)(Cost - $1,457,622)		1,457,622

	TOTAL INVESTMENTS - 97.5% (Cost - $58,216,726)(b)		$ 59,893,023
	OTHER ASSETS LESS LIABILITIES -NET - 2.5%		1,573,383
	TOTAL NET ASSETS - 100.0%		$ 61,466,406

(a)	Money market rate shown represents the rate at March 31, 2015.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,261,348
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 1,656,011
		Unrealized Depreciation:	(24,336)
		Net Unrealized Appreciation:	$ 1,631,675

Contracts	OPEN LONG FUTURES CONTRACTS		Unrealized Appreciation
2	MSCI EAFE Index Mini Future June 2015
	(Underlying Face Amount at Value $182,990)		$ 1,875
1	Russell 2000 Index Mini June 2015
	(Underlying Face Amount at Value $124,890)		1,510
9	S&P 500 E-Mini June 2015
	(Underlying Face Amount at Value $927,338)		8,415

	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS		$ 11,800

FVIT Select Advisor Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUNDS - 15.6%
	EQUITY FUNDS - 15.6%
39,469	iShares Core S&P 500 ETF		$ 8,202,842
33,320	iShares Russell 2000 ETF		4,143,342
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,595,775)		12,346,184

	VARIABLE INSURANCE TRUSTS - 76.7%
	DEBT FUND - 21.4%
1,233,626	MFS Research Bond Series		16,937,687

	EQUITY FUNDS - 55.3%
275,993	American Century VP Mid Cap Value - Class 1		5,279,751
803,055	American Century VP Value Fund - Investor Class		7,468,414
61,965	Invesco VI International Growth Fund - Class 1		2,238,165
271,472	MFS Growth Series		11,171,058
192,002	MFS VIT II International Value Portfolio		4,452,519
576,185	Putnam VT Equity Income - Class 1A ^		13,056,352
			43,666,259
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $59,280,841)		60,603,946

	SHORT-TERM INVESTMENTS - 3.3%
	MONEY MARKET FUND - 3.3%
2,589,079	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (a)(Cost - $2,589,079)		2,589,079

	TOTAL INVESTMENTS - 95.6% (Cost - $73,465,695)(b)		$ 75,539,209
	OTHER ASSETS LESS LIABILITIES -NET - 4.4%		3,444,207
	TOTAL NET ASSETS - 100.0%		$ 78,983,416

^	A portion of this investment is considered illiquid. This represents $8,012,452 or 10.1% of net assets as of March 31, 2015.
(a)	Money market rate shown represents the rate at March 31, 2015.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $73,485,019
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 2,074,362
		Unrealized Depreciation:	(20,172)
		Net Unrealized Appreciation:	$ 2,054,190

Contracts	OPEN SHORT FUTURES CONTRACTS	Unrealized Depreciation
2	MSCI Emerging Market E-Mini Future June 2015
	(Underlying Face Amount at Value $97,240)	$ (1,970)

	UNREALIZED DEPRECIATION OF OPEN SHORT FUTURES CONTRACTS	$ (1,970)

FVIT Franklin Dividend and Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)
Shares			Value
	COMMON STOCKS - 70.5%
	AEROSPACE/DEFENSE - 3.6%
12,980	General Dynamics Corp.		$ 1,761,775
21,800	United Technologies Corp.		2,554,960
			4,316,735
	AGRICULTURE - 3.4%
40,400	Archer-Daniels-Midland Co.		1,914,960
26,700	Bunge Ltd.		2,199,012
			4,113,972
	APPAREL - 1.1%
12,900	Nike, Inc.		1,294,257

	AUTO PARTS & EQUIPMENT - 1.9%
46,500	Johnson Controls, Inc.		2,345,460

	BEVERAGES - 1.6%
20,500	PepsiCo, Inc.		1,960,210

	CHEMICALS - 6.2%
16,100	Air Products & Chemicals, Inc.		2,435,608
30,300	Albemarle Corp.		1,601,052
8,000	Ecolab, Inc.		915,040
21,500	Praxair, Inc.		2,595,910
			7,547,610
	COMMERCIAL SERVICES - 1.3%
7,200	Cintas Corp.		587,736
20,400	Matthews International Corp.		1,050,804
			1,638,540
	COMPUTERS - 1.5%
20,000	Accenture PLC		1,873,800

	COSMETICS/PERSONAL CARE - 2.8%
22,000	Colgate-Palmolive Co.		1,525,480
23,000	The Procter & Gamble Co.		1,884,620
			3,410,100
	DISTRIBUTION/WHOLESALE - 1.1%
5,500	WW Grainger, Inc.		1,296,955

	ELECTRONICS- 2.0%
23,300	Honeywell International, Inc.		2,430,423

	FOOD- 0.6%
9,000	McCormick & Co., Inc.		693,990

	HEALTHCARE-PRODUCTS - 6.8%
14,300	Becton Dickinson and Co.		2,053,337
8,200	DENTSPLY International, Inc.		417,298
35,400	Medtronic PLC		2,760,846
23,700	Stryker Corp.		2,186,325
14,700	West Pharmaceutical Services, Inc.		885,087
			8,302,893
	HOME FURNISHINGS- 0.4%
11,200	Legget & Platt, Inc.		516,208

	INSURANCE - 1.4%
11,900	Aflac, Inc.		761,719
4,600	RLI Corp.		241,086
6,400	The Chubb Corp.		647,040
			1,649,845
	IRON/STEEL - 0.5%
12,610	Nucor Corp.		599,353

	MACHINERY-DIVERSIFIED - 2.5%
17,800	Roper Industries, Inc.		3,061,600

	MEDIA - 1.1%
22,500	John Wiley & Sons, Inc.		1,375,650

	MISCELLANEOUS MANUFACTURING - 5.1%
12,700	Carlisle Cos., Inc.		1,176,401
23,200	Donaldson Co., Inc.		874,872
26,500	Dover Corp.		1,831,680
36,430	Pentair PLC		2,291,083
			6,174,036
	OIL & GAS - 3.2%
9,900	Chevron Corp.		1,039,302
6,500	EOG Resources, Inc.		595,985
14,600	ExxonMobil Corp.		1,241,000
13,500	Occidental Petroleum Corp.		985,500
			3,861,787
	OIL & GAS SERVICES - 1.8%
25,700	Schlumberger Ltd.		2,144,408

	PHARMACEUTICALS - 5.4%
27,600	Abbott Laboratories		1,278,708
12,100	AbbVie, Inc.		708,334
26,800	Johnson & Johnson		2,696,080
6,900	Perrigo Co. PLC		1,142,295
19,800	Roche Holding AG - ADR		680,724
			6,506,141
	RETAIL - 9.2%
14,200	CVS Health Corp.		1,465,582
12,900	McDonald's Corp.		1,256,976
9,700	Ross Stores, Inc.		1,021,992
26,500	Target Corp.		2,174,855
3,000	The Gap, Inc.		129,990
7,500	Tiffany & Co.		660,075
17,000	Walgreens Boots Alliance, Inc.		1,439,560
22,700	Wal-Mart Stores, Inc.		1,867,075
15,300	Yum! Brands, Inc.		1,204,416
			11,220,521
	SEMICONDUCTORS - 3.1%
13,700	Linear Technology Corp.		641,160
18,700	QUALCOMM, Inc.		1,296,658
31,100	Texas Instruments, Inc.		1,778,454
			3,716,272
	SOFTWARE - 1.7%
52,100	Microsoft Corp.		2,118,126

	TRANSPORTATION - 1.2%
15,210	United Parcel Service, Inc.		1,474,457

	TOTAL COMMON STOCKS (Cost - $82,756,509)		85,643,349

	MUTUAL FUND - 23.9%
	DEBT FUND - 23.9%
2,849,751	Franklin Templeton Total Return Fund - R6 Shares (Cost - $28,952,129)		29,067,456

	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
2,589,842	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (a)(Cost - $2,589,842)		2,589,842

	TOTAL INVESTMENTS - 96.5% (Cost - $114,298,480)(b)		$ 117,300,647
	OTHER ASSETS LESS LIABILITIES - NET - 3.5%		4,301,894
	TOTAL NET ASSETS - 100.0%		$ 121,602,541

	ADR - American Depositary Receipt.
(a)	Money market rate shown represents the rate at March 31, 2015.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $114,298,579
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 5,233,531
		Unrealized Depreciation:	(2,231,463)
		Net Unrealized Appreciation:	$ 3,002,068

Contracts			Unrealized Depreciation
	OPEN SHORT FUTURES CONTRACTS
12	Emerging Markets E-Mini Future June 2015
	(Underlying Face Amount at Value $583,440)		$ (26,010)
3	MSCI Emerging Markets E-Mini Future June 2015
	(Underlying Face Amount at Value $274,485)		(4,560)

	NET UNREALIZED DEPRECIATION OF OPEN SHORT FUTURES CONTRACTS		$ (30,570)

FVIT Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUNDS - 94.9%
	DEBT FUNDS - 14.5%
241,266	iShares Core U.S. Aggregate Bond ETF		$ 26,884,270
246,639	iShares Floating Rate Bond ETF		12,489,799
98,678	iShares Intermediate Credit Bond ETF		10,920,694
			50,294,763
	EQUITY FUNDS - 80.4%
789,844	iShares Core S&P 500 ETF		164,153,279
152,246	iShares Core S&P Mid-Cap ETF		23,138,347
609,723	iShares MSCI EAFE ETF		39,125,925
268,917	iShares Russell 1000 ETF		31,154,034
172,939	iShares Russell 2000 ETF		21,504,965
			279,076,550
	TOTAL EXCHANGE TRADED FUNDS (Cost - $320,141,636)		329,371,313

	SHORT-TERM INVESTMENT - 1.5%
	MONEY MARKET FUND - 1.5%
5,040,972	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (a)(Cost - $5,040,972)		5,040,972

	TOTAL INVESTMENTS - 96.4% (Cost - $325,182,608)(b)		$ 334,412,285
	OTHER ASSETS LESS LIABILITIES - NET - 3.6%		12,517,375
	TOTAL NET ASSETS - 100.0%		$ 346,929,660

(a)	Money market rate shown represents the rate at March 31, 2015.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $325,448,353
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 9,287,570
		Unrealized Depreciation:	(323,638)
		Net Unrealized Appreciation:	$ 8,963,932

Contracts	OPEN SHORT FUTURES CONTRACTS		Unrealized Appreciation/ (Depreciation)
63	MSCI EAFE Index Mini Future June 2015
	(Underlying Face Amount at Value $5,764,185)		$ 82,020
17	MSCI Emerging Market E-Mini Future June 2015
	(Underlying Face Amount at Value $826,540)		(15,030)
28	Russell 2000 Mini June 2015
	(Underlying Face Amount at Value $3,496,920)		(59,080)
292	S&P 500 E-Mini June 2015
	(Underlying Face Amount at Value $30,086,950)		(113,150)
30	S&P Midcap 400 E-Mini Future June 2015
	(Underlying Face Amount at Value $4,559,400)		(66,000)
	NET UNREALIZED DEPRECIATION OF OPEN SHORT FUTURES CONTRACTS		$ (171,240)

FVIT Moderate Growth® Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUNDS - 95.1%
	DEBT FUNDS - 33.4%
153,496	iShares Core U.S. Aggregate Bond ETF		$ 17,104,059
138,327	iShares Floating Rate Bond ETF		7,004,879
59,455	iShares Intermediate Credit Bond ETF		6,579,885
			30,688,823
	EQUITY FUNDS - 61.7%
177,503	iShares Core S&P 500 ETF		36,890,449
31,814	iShares Core S&P Mid-Cap ETF		4,835,092
147,783	iShares MSCI EAFE ETF		9,483,235
44,175	iShares Russell 2000 ETF		5,493,161
			56,701,937
	TOTAL EXCHANGE TRADED FUNDS (Cost - $85,339,966)		87,390,760

	SHORT-TERM INVESTMENT - 1.2%
	MONEY MARKET FUND - 1.2%
1,104,782	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.10% (a)(Cost - $1,104,782)		1,104,782

	TOTAL INVESTMENTS - 96.3% (Cost - $86,444,748)(b)		$ 88,495,542
	OTHER ASSETS LESS LIABILITIES - NET - 3.7%		3,443,600
	TOTAL NET ASSETS - 100.0%		$ 91,939,142

(a)	Money market rate shown represents the rate at March 31, 2015.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $86,525,050
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 2,023,354
		Unrealized Depreciation:	(52,862)
		Net Unrealized Appreciation:	$ 1,970,492

Contracts	OPEN LONG FUTURES CONTRACTS		Unrealized Appreciation/ (Depreciation)
1	Russell Mini Future June 2015
	(Underlying Face Amount at Value $124,890)		$ 1,520
5	S&P 500 E-Mini June 2015
	(Underlying Face Amount at Value $515,188)		4,713
1	S&P Mid-Cap E-Mini June 2015
	(Underlying Face Amount at Value $151,980)		3,525
			9,758

	OPEN SHORT FUTURES CONTRACTS
1	MSCI Emerging Market E-Mini Future June 2015
	(Underlying Face Amount at Value $48,620)		(875)

	NET UNREALIZED APPRECIATION OF OPEN FUTURES CONTRACTS		$ 8,883

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the issuing swap. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for each Portfolio’s investments measured at fair value:

FVIT American Funds® Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$ 133,926,864	$ -	$ -	$ 133,926,864
Money Market Fund	6,643,610	-	-	6,643,610
Total	$ 140,570,474	$ -	$ -	$ 140,570,474

Liabilities	Level 1	Level 2	Level 3	Total
Open Futures Contracts *	$ 9,705	$ -	$ -	$ 9,705
Total	$ 9,705	$ -	$ -	$ 9,705

FVIT BlackRock Global Allocation Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$ 195,998,974	$ -	$ -	$ 195,998,974
Money Market Fund	550,806	-	-	550,806
Total	$ 196,549,780	$ -	$ -	$ 196,549,780

Liabilities	Level 1	Level 2	Level 3	Total
Open Futures Contracts *	$ 1,463	$ -	$ -	$ 1,463
Total	$ 1,463	$ -	$ -	$ 1,463

FVIT WMC Research Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 92,486,411	$ -	$ -	$ 92,486,411
Exchange Traded Funds	4,077,612	-	-	4,077,612
Preferred Stock	81,150	-	-	81,150
Asset Backed Securities	3,260,056	-	-	3,260,056
Corporate Bonds	-	6,052,316	-	6,052,316
Commercial Mortgage Backed Securities	-	933,400	-	933,400
Mortgage Backed Securities	-	15,028,026	-	15,028,026
Municipal Securities	-	850,288	-	850,288
U.S. Treasury Securities	-	26,061,660	-	26,061,660
Money Market Fund	17,255,062	-	-	17,255,062
Open Futures Contracts *	49,643	-	-	49,643
Total	$ 117,209,934	$ 48,925,690	$ -	$ 166,135,624

FVIT Balanced Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 58,435,401	$ -	$ -	$ 58,435,401
Money Market Fund	1,457,622	-	-	1,457,622
Open Futures Contracts *	11,800	-	-	11,800
Total	$ 59,904,823	$ -	$ -	$ 59,904,823

FVIT Select Advisor Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,346,184	$ -	$ -	$ 12,346,184
Variable Insurance Trusts	60,603,946	-	-	60,603,946
Money Market Fund	2,589,079	-	-	2,589,079
Total	$ 75,539,209	$ -	$ -	$ 75,539,209

Liabilities	Level 1	Level 2	Level 3	Total
Open Futures Contracts *	$ 1,970	$ -	$ -	$ 1,970
Total	$ 1,970	$ -	$ -	$ 1,970

FVIT Franklin Dividend and Income Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 85,643,349	$ -	$ -	$ 85,643,349
Mutual Fund	29,067,456	-	-	29,067,456
Money Market Fund	2,589,842	-	-	2,589,842
Total	$ 117,300,647	$ -	$ -	$ 117,300,647

Liabilities	Level 1	Level 2	Level 3	Total
Open Futures Contracts *	$ 30,570	$ -	$ -	$ 30,570
Total	$ 30,570	$ -	$ -	$ 30,570

FVIT Growth Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 329,371,313	$ -	$ -	$ 329,371,313
Money Market Fund	5,040,972	-	-	5,040,972
Total	$ 334,412,285	$ -	$ -	$ 334,412,285

Liabilities	Level 1	Level 2	Level 3	Total
Open Futures Contracts *	$ 171,240	$ -	$ -	$ 171,240
Total	$ 171,240	$ -	$ -	$ 171,240

FVIT Moderate Growth Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 87,390,760	$ -	$ -	$ 87,390,760
Money Market Fund	1,104,782	-	-	1,104,782
Open Futures Contracts *	8,883	-	-	8,883
Total	$ 88,504,425	$ -	$ -	$ 88,504,425

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of any level during the current period presented. It is the Portfolios’ policy to record transfers at the end of the reporting period.

* Cumulative appreciation (depreciation) is reported in the above table.

When-Issued and Delayed-Delivery Transactions - The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the portfolios of mortgage related securities that it holds with an agreement by the Portfolios to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional amounts of the derivative instruments outstanding as of March 31, 2015 as disclosed in the Portfolios of Investments and the corresponding amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Portfolios.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forethought Variable Insurance Trust

By (Signature and Title)

*/s/ Robert Arena

Robert Arena, Principal Executive Officer

Date 05/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert Arena

Robert Arena, Principal Executive Officer

Date 05/28/2015

By (Signature and Title)

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 05/28/2015